SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations of Credit Risk (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Concentration Risk [Line Items]
Accounts receivable, net	$ 113,260	$ 113,201
Governments outside the United States
Concentration Risk [Line Items]
Accounts receivable, net	$ 42,600	$ 54,200